Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization
Schedule of company's major subsidiaries, consolidated VIE and the subsidiary of the VIE

			Percentage of
	Date of	Place of	ownership by the		Principal
Entity	incorporation	incorporation	Company		activities
			Direct	Indirect
Subsidiaries:
HongKong Walnut Street Limited ("Walnut HK")	April 28, 2015	Hong Kong	100%	—	Holding company
Hangzhou Weimi Network Technology Co., Ltd. ("Hangzhou Weimi" or the "WFOE")	May 28, 2015	PRC	100%	—	Technology research and development
Walnut Street (Shanghai) Information Technology Co., Ltd.	January 25,2018	PRC	100%		Technology research and development
Shenzhen Qianhai Xinzhijiang Information Technology Co., Ltd. (“Xinzhijiang”)	April 25, 2018	PRC	100%	—	E-commerce platform

VIE:
Hangzhou Aimi Network Technology Co., Ltd. ("Hangzhou Aimi" or the "VIE")	April 14, 2015	PRC	—	100%	E-commerce platform

VIE’s subsidiary:
Shanghai Xunmeng Information Technology Co., Ltd. ("Shanghai Xunmeng")	January 9, 2014	PRC	—	100%	E-commerce platform

Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	3,529,316	2,816,894	404,622
Restricted cash	16,379,364	27,528,793	3,954,264
Receivables from online payment platforms	247,586	1,050,974	150,963
Short-term investments	1,300,000	6,560,665	942,381
Amounts due from related parties (i)	1,018,963	2,360,267	339,031
Amounts due from Group companies	565,101	3,337,273	479,369
Prepayments and other current assets	441,590	295,377	42,428
Total current assets	23,481,920	43,950,243	6,313,058

Non-current assets
Property, equipment and software, net	16,578	27,719	3,982
Right-of-use assets	—	452,883	65,053
Other non-current assets	—	60,306	8,662
Total non-current assets	16,578	540,908	77,697
Total assets	23,498,498	44,491,151	6,390,755

	As of December 31,
	2018	2019
	RMB	RMB	US$
LIABILITIES
Current liabilities
Amounts due to related parties (i)	458,147	1,502,892	215,877
Amounts due to Group companies	1,575,534	5,393,858	774,779
Customer advances and deferred revenues	190,382	605,969	87,042
Payable to merchants	17,275,934	29,657,227	4,259,994
Accrued expenses and other liabilities	1,500,951	3,420,728	491,358
Merchant deposits	4,188,273	7,840,912	1,126,277
Short-term borrowings	—	898,748	129,097
Lease liabilities	—	90,523	13,003
Total current liabilities	25,189,221	49,410,857	7,097,427
Lease liabilities	—	382,673	54,968
Total non-current liabilities	—	382,673	54,968
Total liabilities	25,189,221	49,793,530	7,152,395

i)     Information with respect to related parties is discussed in Note 19.

1.    Organization (Continued)

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues from
Group companies	207,570	298,415	2,244,429	322,392
External	1,744,076	10,136,874	17,630,903	2,532,521
Net revenues	1,951,646	10,435,289	19,875,332	2,854,913
Net loss	(8,924)	(1,552,789)	(3,611,656)	(518,782)

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash generated from operating activities	10,391,383	8,984,498	11,139,572	1,600,099
Net cash generated from /(used in) investing activities	88,404	(1,147,101)	(5,249,046)	(753,978)
Net cash provided by financing activities	200,000	507,767	4,546,481	653,061
Net increase in cash, cash equivalents and restricted cash	10,679,787	8,345,164	10,437,007	1,499,182